Accounts receivable, net (Details Textual) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts receivable, net (Textual) [Abstract]
Allowance for doubtful accounts	34	30
Doubtful account expense (Purchased services and other)	2	5	5
Cash receipts from financial institutions		220
Effective interest rate on receivable from a financial institution		5.883%